CONSOLIDATED STATMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 640	$ 317
Other comprehensive loss:
Foreign currency translation adjustment	(696)	(247)
Other comprehensive loss	(696)	(247)
Comprehensive income (loss)	$ (56)	$ 70